OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

March 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Multi-Asset Growth Fund (the “Registrant”)
Reg. No. 333-203796; File No. 811-23052

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 24, 2016.

Sincerely,

/s/ Emily Petkun Ast

------------------------------------

Emily Petkun Ast

Vice President & Assistant Counsel

213-323-5086

east@ofiglobal.com

cc:     Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.